Note 23 - Derivative Financial Instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Derivatives with positive fair values	$ 9,225	$ 8,230
Derivatives with negative fair values	(11,978)	(39,799)
Total	(2,753)	(31,569)
Derivatives hedging borrowings and investments [member]
Statement Line Items [Line Items]
Derivatives with positive fair values	5,604	2,036
Derivatives with negative fair values	(11,667)	(34,770)
Other derivatives [member]
Statement Line Items [Line Items]
Derivatives with positive fair values	3,621	6,194
Derivatives with negative fair values	$ (311)	$ (5,029)